Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001181412
Registrant Name	SPACE EXPLORATION TECHNOLOGIES CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES